Earnings (loss) per share	12 Months Ended
Dec. 31, 2021
Earnings (loss) per share
Earnings (loss) Per Share

17. Earnings (Loss) per share

	For the years ended December 31,
	2021	2020	2019
		(Adjusted – Note 2)	(Adjusted – Note 2)
Net income (loss) for the year	$(3,123,799)	$(6,028,228)	$3,794,709
Weighted average number of shares outstanding for the year:
Basic	64,658,380	64,409,170	68,156,059
Diluted	64,658,380	64,409,170	68,156,059
Net Income (loss) per share – Basic	$(0.05)	$(0.09)	$0.06
Net Income (loss) per share – Diluted	$(0.05)	$(0.09)	$0.06

During 2019 all stock options were out of the money and are not included in the diluted weighted average number of shares.